Useful Lives (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 28, 2011	Dec. 31, 2011	Dec. 31, 2014	Dec. 29, 2012	Dec. 28, 2013
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts eceivable			$ 2.9		$ 0.8
Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Shipping and handling costs		$ 38.5	66.6	$ 33.8
Successor | Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Research and development expense		$ 11.8	$ 18.1
Predecessor | Selling, general and administrative expenses
Property, Plant and Equipment [Line Items]
Research and development expense	$ 12.5
Technology
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life			13 years
Customer relationships
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life			16 years
Patents
Property, Plant and Equipment [Line Items]
Finite-lived intangible asset useful life			6 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			5 years
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			31 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			15 years
Other | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			2 years
Other | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life			15 years